Lease obligation (Details 2)	12 Months Ended
Dec. 31, 2021
Incremental Borrowing Rate	11.20%
Office Building [Member]
Lease Term	September 2025
Option To Extend	No
Incremental Borrowing Rate	8.20%
Aircraft
Lease Term	April 2024
Option To Extend	Executed
Incremental Borrowing Rate	11.20%
Printer
Lease Term	November 2022
Option To Extend	No
Incremental Borrowing Rate	8.90%